Government funding	12 Months Ended
Oct. 31, 2021
Government Grants [Abstract]
Government funding	Government funding
The Company has received government grants and investment tax credits from the Government of Canada and the Government of Ontario for research and development activities, as set forth below:

	October 31, 2021	October 31, 2020	October 31, 2019
	$	$	$
Research and development expenses, gross	2,694,999	2,809,537	3,134,468
Less: Government grants	(32,427)	(2,032,869)	(629,346)
Less: Investment tax credits	—	—	(393,464)
Research and development expenses, net	2,662,572	776,668	2,111,658

In addition, for twelve months ended October 31, 2021, the Company has received $60,499 in other government grants recognized as an offset against employee salaries and benefits expenses (2020: $168,027, 2019:$10,916).